1. Basis of Presentation: Use of Estimates (Policies)	6 Months Ended
Jun. 30, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Significant estimates used in preparing these financial statements include those assumed in estimating the recoverability of the cost of mining claims, accrued remediation costs and deferred tax assets and related valuation allowances.  Actual results could differ from those estimates.